Quarterly Financial Results (Tables)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Results [Abstract]
Summary Of Quarterly Financial Information

2014	First	Second	Third	Fourth

Net sales	$ 182,401	$ 188,256	$ 191,944	$ 227,870

Gross profit	$ 148,573	$ 153,391	$ 157,359	$ 190,354

Net earnings	$ 16,537	$ 19,301	$ 19,498	$ 21,300

Earnings per share:
Basic	$ 1.19	$ 1.40	$ 1.51	$ 1.75
Diluted	$ 1.15	$ 1.36	$ 1.47	$ 1.65

2015	First	Second	Third	Fourth

Net sales	$ 219,378	$ 233,244	$ 233,292	$ 232,585

Gross profit	$ 181,014	$ 193,155	$ 192,244	$ 192,404

Net earnings	$ 19,680	$ 25,416	$ 25,609	$ 23,967

Earnings per share:
Basic	$ 1.56	$ 1.99	$ 1.99	$ 1.89
Diluted	$ 1.50	$ 1.92	$ 1.92	$ 1.83